Share-Based Compensation (Details) - Schedule of weighted average assumptions - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Black-Scholes Merton option [Member]
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	90.00%	85.00%
Expected life (in years)	6 years 3 months	1 month 20 days
Monte Carlo [Member]
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected dividend yield	0.00%
Expected volatility	90.00%
Grant date share price (in Dollars per share)	$ 13.68
Risk-free interest rate	0.52%
Minimum [Member] | Black-Scholes Merton option [Member]
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected volatility	75.00%
Expected life (in years)	5 years
Minimum [Member] | Monte Carlo [Member]
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected life (in years)	1 year 3 months 18 days
Maximum [Member] | Black-Scholes Merton option [Member]
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected volatility		90.00%
Expected life (in years)		5 years
Maximum [Member] | Monte Carlo [Member]
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected life (in years)	3 years 9 months 18 days